Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Non-Current Assets [Abstract]
Other Non-Current Assets	Other Non-Current Assets

	December 31, 2024		December 31, 2023
	(In millions of Korean won)
Prepaid Expenses(*)	₩	8,132	₩	6,309

Other	319		676
Total	₩	8,451	₩	6,985
(*)Prepaid Expenses consist of the minimum guaranteed royalty paid to third parties.